Employee benefits - Summary of Sensitivity Analysis for Tata Daewoo Commercial Vehicles Limited Severance Indemnity Plan (Detail) - Severance indemnity of Tata Daewoo Commercial Vehicles Limited [Member]
₨ in Millions
Mar. 31, 2022 INR (₨)
Discount rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 509.2
Impact on scheme liabilities, due to decrease in assumption	434.1
Impact on service cost and interest cost, due to increase in assumption	158.1
Impact on service cost and interest cost, due to decrease in assumption	₨ 141.7
Salary escalation rate [Member]
Disclosure of sensitivity analysis for actuarial assumptions [line items]
Change in assumption, increase	1.00%
Change in assumption, decrease	1.00%
Impact on scheme liabilities, due to increase in assumption	₨ 497.2
Impact on scheme liabilities, due to decrease in assumption	436.9
Impact on service cost and interest cost, due to increase in assumption	170.0
Impact on service cost and interest cost, due to decrease in assumption	₨ 146.2